STOCKHOLDER'S EQUITY - Stock Options (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Stockholders Equity - Stock Options Details 2
Range of exercise price, lower limit	$ 0.25
Range of exercise price, upper limit	$ 1.88
Option outstanding	4,282,500
Weighted Average Exercise Price	$ 0.91
Weighted Average Remaining Life in Years	3 years 3 months 18 days
Options Exercisable	3,790,834
Option Exercisable, Weighted Average Exercise Price	$ 0.84